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SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:        /    /       (a)
          or fiscal year ending:   12/31/2014   (b)

Is this a transition report?  (Y/N)  N

Is this an amendment to a previous filing? (Y/N)   N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.A.     Registrant Name:     Sentry Variable Account I

   B.     File Number:           811-03901

   C.     Telephone Number:      315-453-6308


2.A.     Street:                220 Salina Meadows Parkway, Suite 255

   B.     City: Syracuse       C. State: NY  D. Zip Code: 13212     Zip Ext.:

   E.     Foreign Country:                              Foreign Postal Code:


3. Is this the first filing on this form by Registrant? (Y/N)  N


4. Is this the last filing on this form by Registrant? (Y/N)    N


5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes) complete only items 89 through 110.]


6. Is Registrant a unit investment trust (UIT)? (Y/N)   Y
     [If answer is "Y" (Yes) complete only items 111 through 132.]


7.A. Is Registrant a series or multiple portfolio company? (Y/N)  N
     [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant have at the end of the period?


For period ending  12/31/2014                         If filing more than one

File number 811-  03901                                   Page 47, "X" box:


UNIT INVESTMENT TRUSTS


111.A.[/] Depositor Name:
       B.[/] File Number (If any)

       C.[/] City:               State:            Zip Code:          Zip Ext.

       [/] Foreign Country:                       Foreign Postal Code:

111.A.[/] Depositor Name:

       B.[/] File Number (If any)

       C.[/] City:               State:            Zip Code:          Zip Ext.

       [/] Foreign Country:                    Foreign Postal Code:


112.A.[/] Sponsor Name:

       B.[/] File Number (If any)

       C.[/] City:               State:           Zip Code:          Zip Ext.

       [/] Foreign Country:                    Foreign Postal Code:

112.A.[/] Sponsor Name:

       B.[/] File Number (If any)

       C.[/] City:           State:               Zip Code:           Zip Ext.

       [/] Foreign Country:                    Foreign Postal Code:


For period ending  12/31/2014                         If filing more than one

File number 811-  03901                                 Page 48, "X" box:


113.A.[/] Trustee Name:
       B.[/] City:               State:           Zip Code:          Zip Ext.

       [/] Foreign Country:                         Foreign Postal Code:

113.A.[/] Trustee Name:

       B.[/] City:               State:           Zip Code:           Zip Ext.

       [/] Foreign Country:                         Foreign Postal Code:


114.A.[/] Principal Underwriter Name:

       B.[/] File Number 8-

       B.[/] City:               State:           Zip Code:          Zip Ext.

       [/] Foreign Country:                         Foreign Postal Code:

114.A.[/] Principal Underwriter Name:

       B.[/] File Number 8

       B.[/] City:               State:           Zip Code:          Zip Ext.

       [/] Foreign Country:                         Foreign Postal Code:


115.A.[ ] Independent Public Accountant Name:    KPMG LLP

  B.[ ] City:   Milwaukee   State:  Wisconsin    Zip Code: 53202  Zip Ext. 5337

115.A.[/] Independent Public Accountant Name:

       B.[/] City:               State:           Zip Code:           Zip Ext.

       [/] Foreign Country:                         Foreign Postal Code:


For period ending  12/31/2014
If filing more than one

File number 811-  03901                                   Page 49, "X" box:


116. Family of investment companies information:

     A     [/] Is Registrant part of a family of investment companies?(Y/N)

     B     [/] Identify the family in 10 letters: ____ ____ ____ ____ ____

          (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)


117.A     [/] Is Registrant a separate account of an insurance company?(Y/N)

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

       B     [/] Variable annuity contracts?     (Y/N)

       C     [/] Scheduled premium variable life contracts?     (Y/N)

       D     [/] Flexible premium variable life contracts?          (Y/N)

       E     [/] Other types of insurance products registered under the
       Securities Act of 1933?     (Y/N)


118.     [/] State the number of series existing at the end of the period that
had securities registered under      the Securities Act of 1933:


119.     [/] State the number of new series for which registration statements
under the Securities Act of      1933 became effective during the period:


120.     [/] State the total value of the portfolio securities on the date of
deposit for the new series      included in item 119 ($000's omitted):  $


121.     [/] State the number of series for which a current prospectus was in
existence at end of the      period:


122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period:


For period ending  12/31/2014                         If filing more than one

File number 811-  03901                                   Page 50, "X" box:


123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted):
     $

124.     [/] State the total value of units of prior series that were placed in
the portfolios of subsequent      series during the current period (the value
of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $

125.     [/] State the total dollar amount of sales loads collected (before
reallowances to other brokers or      dealers) by Registrant's principal
underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of
units of all series of      Registrant ($000's omitted)  $

126.      Of the amount shown in item 125, state the total dollar amount
of sales loads collected from      secondary market operations in Registrant's
units (include the sales loads, if any, collected on   units of a prior series
placed in the portfolio of a subsequent series) ($000's omitted)  $0

127.      List opposite the appropriate description below the number of
series whose portfolios are      invested primarily (based upon a percentage
of NAV) in each type of security shown, the   aggregate total assets at market
value as of a date at or near the end of the current period of each      such
group of series and the total income distributions made by each such group of
series during      the current period (excluding distributions of realized
gains, if any):

                         Number of     Total Assets           Total Income
                          Series          ($000's                Distribution
                         Investing          omitted)          ($000's omitted)

A. U.S. Treasury direct issue

B. U.S. Government Agency

C. State and municipal tax-free

D. Public utility debt

E. Brokers or dealers debt or debt of
    brokers' or dealers' parent

F. All other corporate intermed. & long-term debt

G. All other corporate short-term debt

H. Equity securities of brokers or
    dealers or parents of brokers or dealers

I. Investment company equity securities

J. All other equity securities               1          $52          0

K. Other securities

L. Total assets of all series of registrant                    $52


For period ending  12/31/2014                          If filing more than one

File number 811-  03901                                   Page 51, "X" box:


128.     [/] Is the timely payment of principal and interest on any of the
portfolio securities held by any of      Registrant's series at the end of the
current period insured or guaranteed by an entity other than      the issuer?
(Y/N)

     [If answer is "N" (No), go to item 131.]


129.     [/] Is the issuer of any instrument covered in item 128 delinquent or
in default as to payment of    principal or interest at the end of the current
period? (Y/N)

     [If answer is "N" (No), go to item 131.]


130.     [/] In computations of NAV or offering price per unit, is any part of
the value attributed to      instruments identified in item 129 derived from
insurance or guarantees? (Y/N)


131.     [/] Total expenses incurred by all series of Registrant during the
current reporting period ($000's      omitted):  $ 1


132.    [/] List the "811" (Investment Company Act of 1940) registration number
for all Series of      Registrant that are being included in this filing:


811-               811-           811-            811-               811-

811-               811-           811-            811-                811-

811-               811-           811-            811-                811-

811-               811-           811-            811-                811-

811-               811-           811-             811-               811-

811-               811-           811-             811-               811-

811-               811-           811-             811-              811-

811-               811-           811-             811-              811-

811-               811-          811-              811-               811-


This report is signed on behalf of the Registrant in the City of Stevens Point and State of Wisconsin this 27th day of February, 2015.

                         SENTRY VARIABLE ACCOUNT I (Registrant)
                         SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                         (Depositor)



                         s/Kenneth J. Erler
                         Kenneth J. Erler, Secretary


WITNESS:


s/Wendy Whitrock
Wendy Whitrock

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